Leases (Details)	Feb. 15, 2022 CNY (¥) ft²	Feb. 15, 2022 USD ($) ft²	Oct. 08, 2021 CNY (¥) ft²	Oct. 08, 2021 USD ($)	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Sep. 30, 2022	Oct. 08, 2021 USD ($) ft²	Sep. 30, 2021
Lessee, Lease, Description [Line Items]
Weighted-average remaining lease term							1 year 10 months 24 days		2 years 7 months 6 days
Weighted-average discount rate							4.70%		6.50%
Tahe Forestry Bureau
Lessee, Lease, Description [Line Items]
Annual rent					¥ 126,440	$ 19,295
Hangzhou Forasen Technology Co. Ltd Member
Lessee, Lease, Description [Line Items]
Annual rent	¥ 283,258		¥ 454,043	$ 71,624
Area of office space leased			27,147					27,147
Lease term			5 years					5 years
Prepaid total rent			¥ 2,270,214					$ 358,120
Third Party
Lessee, Lease, Description [Line Items]
Annual rent | $		$ 44,683
Area of office space leased	1,012	1,012
Lease term	1 year 6 months	1 year 6 months